Note 14 - Investments in non-consolidated companies - Principal Non-consolidated Companies (Details) - USD ($) $ in Thousands				12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2021
Disclosure of unconsolidated structured entities [line items]
Proportion of ownership interest in subsidiary				50.00%
Value		$ 1,608,804	$ 1,540,646	$ 1,608,804	$ 1,383,774
Ternium S.A. [member]
Disclosure of unconsolidated structured entities [line items]
Percentage of ownership				11.46%
Value		$ 1,430,600		$ 1,430,600
Ternium S.A. [member] | LUXEMBOURG
Disclosure of unconsolidated structured entities [line items]
Percentage of ownership	[1]	11.46%	11.46%
Value	[1]	$ 1,430,616	$ 1,363,607	$ 1,430,616
Usiminas [member]
Disclosure of unconsolidated structured entities [line items]
Percentage of ownership				3.96%
Value		$ 123,700		$ 123,700
Usiminas [member] | Brazil
Disclosure of unconsolidated structured entities [line items]
Percentage of ownership	[2]	3.96%	3.07%
Value	[2]	$ 123,654	$ 109,534	$ 123,654
Techgen S.A. [member]
Disclosure of unconsolidated structured entities [line items]
Percentage of ownership				22.00%
Techgen S.A. [member] | Mexico
Disclosure of unconsolidated structured entities [line items]
Percentage of ownership		22.00%	22.00%
Value		$ 53,556	$ 41,506	$ 53,556
Global Pipe Company [Member] | Saudi Arabia
Disclosure of unconsolidated structured entities [line items]
Percentage of ownership	[3]		35.00%
Proportion of ownership interest in subsidiary	[3]	57.30%
Value	[3]		$ 23,022
Other [member]
Disclosure of unconsolidated structured entities [line items]
Value		$ 978	$ 2,977	$ 978

[1]	Including treasury shares.
[2]	At December 31, 2023 the voting rights were 6.76% and at December 31, 2022 were 5.19%.
[3]	Consolidated as from May 17, 2023.